SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost, beginning balance	$ 257,974	$ 179,140
Additions	198,910	23,888
Net assets acquired in the Acquisition		54,946
Revaluation	(3,619)
Cost, ending balance	453,265	257,974
Accumulated depreciation, beginning balance	104,104	63,999
Charge for the year	45,727	40,105
Accumulated depreciation, ending balance	149,831	104,104
Net book value	303,434	153,870
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	24,397	7,000
Additions	16,044	2,028
Net assets acquired in the Acquisition		15,369
Revaluation
Cost, ending balance	40,441	24,397
Accumulated depreciation, beginning balance	12,392	6,761
Charge for the year	8,230	5,631
Accumulated depreciation, ending balance	20,622	12,392
Net book value	19,819	12,005
Furniture and Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	171,606	142,173
Additions	170,866	21,860
Net assets acquired in the Acquisition		7,573
Revaluation
Cost, ending balance	342,472	171,606
Accumulated depreciation, beginning balance	59,963	37,944
Charge for the year	29,734	22,019
Accumulated depreciation, ending balance	89,699	59,963
Net book value	252,775	111,643
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	4,352
Additions
Net assets acquired in the Acquisition		4,352
Revaluation
Cost, ending balance	4,352	4,352
Accumulated depreciation, beginning balance	3,220
Charge for the year	1,132	3,220
Accumulated depreciation, ending balance	4,352	3,220
Net book value		1,132
Computer software [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	29,967	29,967
Additions
Net assets acquired in the Acquisition
Revaluation
Cost, ending balance	29,967	29,967
Accumulated depreciation, beginning balance	22,496	19,294
Charge for the year	1,681	3,202
Accumulated depreciation, ending balance	24,177	22,496
Net book value	5,790	7,471
Vehicles [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	27,652
Additions	12,000
Net assets acquired in the Acquisition		27,652
Revaluation	(3,619)
Cost, ending balance	36,033	27,652
Accumulated depreciation, beginning balance	6,033
Charge for the year	4,950	6,033
Accumulated depreciation, ending balance	10,983	6,033
Net book value	$ 25,050	$ 21,619